BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Reclassification of financial statements - INCOME STATEMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Net operating revenue	R$ 34,074,233	R$ 34,626,834	R$ 25,400,936
Operational costs		(9,678,430)
Gross income or loss		24,948,404
Operating expenses		(20,023,861)
Regulatory remeasurements - Transmission contracts	365,178	4,858,744	4,228,338
OPERATING INCOME BEFORE FINANCIAL RESULT	5,164,104	9,783,287	6,206,221
FINANCIAL RESULT	(4,373,595)	(1,441,954)	(1,322,815)
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	790,509	8,341,333	4,883,406
Income from Corporate Holdings	2,369,777	1,507,418	1,744,672
Other income and expenses	186,924	1,210,754	16,134
Profit (loss) before tax, continuing operations	3,347,210	11,059,505	6,644,212
PROFIT BEFORE TAXES	4,333,995	10,974,275	6,766,172
Current and deferred income tax and social contribution	695,613	5,260,642	378,858
Net income for year of continuing operations	2,651,597	5,798,863	6,265,354
Net profit/ loss from discontinued operations	986,785	(85,230)	121,960
NET INCOME FOR THE YEAR	R$ 3,638,382	5,713,633	R$ 6,387,313
Disclosed
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Net operating revenue		37,616,241
Operational costs		(11,961,049)
Gross income or loss		25,655,192
Operating expenses		(20,541,541)
Regulatory remeasurements - Transmission contracts		4,858,744
OPERATING INCOME BEFORE FINANCIAL RESULT		9,972,395
FINANCIAL RESULT		(2,056,339)
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS		7,916,056
Income from Corporate Holdings		1,867,546
Other income and expenses		1,210,754
Profit (loss) before tax, continuing operations		10,994,356
Current and deferred income tax and social contribution		(5,280,723)
Net income for year of continuing operations		5,713,633
NET INCOME FOR THE YEAR		5,713,633
Adjustment
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Net operating revenue		(2,989,407)
Operational costs		2,282,619
Gross income or loss		(706,788)
Operating expenses		517,680
OPERATING INCOME BEFORE FINANCIAL RESULT		(189,108)
FINANCIAL RESULT		614,385
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS		425,277
Income from Corporate Holdings		(360,128)
Profit (loss) before tax, continuing operations		65,149
Current and deferred income tax and social contribution		20,081
Net income for year of continuing operations		85,230
Net profit/ loss from discontinued operations		R$ (85,230)